AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2024
	Shares	Value
Common Stocks - 98.2%
Communication Services - 6.4%
Alphabet, Inc., Class A	17,679	$2,932,062
Meta Platforms, Inc., Class A	5,566	3,186,201
Netflix, Inc.*	3,721	2,639,194

Total Communication Services		8,757,457
Consumer Discretionary - 11.9%
Airbnb, Inc., Class A*	15,575	1,975,066
Amazon.com, Inc.*	17,838	3,323,754
Lowe's Cos., Inc.	9,220	2,497,237
Lululemon Athletica, Inc. (Canada)*	4,762	1,292,169
Marriott International, Inc., Class A	9,075	2,256,045
O'Reilly Automotive, Inc.*	2,100	2,418,360
Royal Caribbean Cruises, Ltd.	14,062	2,494,036

Total Consumer Discretionary		16,256,667
Consumer Staples - 1.5%
BJ's Wholesale Club Holdings, Inc.*	25,470	2,100,766
Energy - 1.5%
EOG Resources, Inc.	16,798	2,064,978
Financials - 13.8%
Arch Capital Group, Ltd. (Bermuda)*	21,120	2,362,905
Fiserv, Inc.*	13,583	2,440,186
KKR & Co., Inc.	19,483	2,544,090
Mastercard, Inc., Class A	4,772	2,356,414
PayPal Holdings, Inc.*	28,820	2,248,825
Tradeweb Markets, Inc., Class A	20,163	2,493,558
Visa, Inc., Class A1	8,006	2,201,250
WEX, Inc.*	10,087	2,115,546

Total Financials		18,762,774
Health Care - 10.9%
Danaher Corp.	8,707	2,420,720
HCA Healthcare, Inc.	5,970	2,426,387
ICON PLC (Ireland)*	6,981	2,005,711
McKesson Corp.	3,883	1,919,833
Neurocrine Biosciences, Inc.*	16,665	1,920,141
The Cigna Group	6,234	2,159,707
Thermo Fisher Scientific, Inc.	3,279	2,028,291

Total Health Care		14,880,790
Industrials - 10.3%
Cintas Corp.	11,450	2,357,326
Ferguson Enterprises, Inc.	10,757	2,136,017
Honeywell International, Inc.	10,963	2,266,162
Quanta Services, Inc.	8,390	2,501,479
	Shares	Value

Waste Management, Inc.	11,269	$2,339,444
WW Grainger, Inc.	2,351	2,442,242

Total Industrials		14,042,670
Information Technology - 34.7%
Adobe, Inc.*	4,247	2,199,012
Amphenol Corp., Class A	37,023	2,412,419
Apple, Inc.	20,087	4,680,271
Applied Materials, Inc.	11,257	2,274,477
AppLovin Corp., Class A*	23,278	3,038,943
Arista Networks, Inc.*	6,790	2,606,138
Broadcom, Inc.	20,377	3,515,032
Cadence Design Systems, Inc.*	7,382	2,000,743
Gartner, Inc.*	4,670	2,366,569
KLA Corp.	3,202	2,479,661
Lam Research Corp.	2,688	2,193,623
Microsoft Corp.	9,246	3,978,554
Motorola Solutions, Inc.	6,012	2,703,176
PTC, Inc.*	12,555	2,268,186
QUALCOMM, Inc.	12,407	2,109,810
Roper Technologies, Inc.	3,898	2,169,003
Salesforce, Inc.	7,252	1,984,945
ServiceNow, Inc.*	2,681	2,397,860

Total Information Technology		47,378,422
Materials - 5.4%
Eagle Materials, Inc.	8,554	2,460,558
Ecolab, Inc.	9,644	2,462,403
The Sherwin-Williams Co.	6,267	2,391,926

Total Materials		7,314,887
Real Estate - 1.8%
Jones Lang LaSalle, Inc.*	9,158	2,470,920

Total Common Stocks (Cost $84,687,632)		134,030,331
Short-Term Investments - 2.2%
Other Investment Companies - 2.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.80%[2]	1,186,609	1,186,609
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.88%[2]	1,779,914	1,779,914

Total Short-Term Investments (Cost $2,966,523)		2,966,523
Total Investments - 100.4% (Cost $87,654,155)		136,996,854
Other Assets, less Liabilities - (0.4)%		(520,091)
Net Assets - 100.0%		$136,476,763

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Some of this security, amounting to $2,178,979 or 1.6% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the September 30, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$134,030,331	—	—	$134,030,331
Short-Term Investments
Other Investment Companies	2,966,523	—	—	2,966,523
Total Investments in Securities	$136,996,854	—	—	$136,996,854

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2024, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,178,979	—	$2,225,085	$2,225,085
The following table summarizes the securities received as collateral for securities lending at September 30, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.012%	10/31/24-08/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.